Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 2,544,020	$ 7,415,218
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,897,125	1,479,463
Gain on disposal of property, plant and equipment	(226,077)
Changes in operating assets and liabilities
Other receivables	2,808	(49)
Advances to suppliers and other current assets	1,491,311	(1,759,938)
Accounts payable	(3,589,395)
Accrued expenses and other payables	(1,926)	(456,848)
Advances from customers	(3,029,512)	(768,227)
Net cash (used in)/provided by operating activities	(911,646)	5,909,619
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to property, plant and equipment	(13,228)
Proceeds from disposal of equipment	1,042,988
Net cash provided by investing activities	1,029,760
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of amounts due to related parties	(127,249)	(899,965)
Proceeds from loan payable	54,705
Net cash used in financing activities	(72,544)	(899,965)
Effect of change in exchange rate	(162,061)	806,128
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(116,491)	5,815,782
Cash and cash equivalents, beginning of period	245,908	22,447,144
Cash and cash equivalents, end of period	129,417	28,262,926
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest expense	3,474	3,030
Cash paid for income tax	$ 1,123,505	$ 3,461,277